Investments and Advances Noncurrent (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Investments and Advances [Line Items]
Other	¥ 11,697	¥ 12,178
Guaranty deposits	21,679	23,735
Advances	1,276	1,159
Other	32,850	23,468
Other, including marketable equity securities (notes 4 and 7)	188,863	199,906
Auction rate securities
Investments and Advances [Line Items]
Non-marketable securities	6,651	6,948
Equity securities
Investments and Advances [Line Items]
Marketable securities	100,829	92,421
Government, agency and local bonds
Investments and Advances [Line Items]
Marketable securities	1,999	1,999
U.S. government and agency debt securities
Investments and Advances [Line Items]
Marketable securities	10,913	37,029
Preferred stock
Investments and Advances [Line Items]
Non-marketable securities	¥ 969	¥ 969